Structured entities - Total assets of consolidated structured entities by entity type (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about consolidated structured entities [line items]
Total assets	£ 717,353	£ 596,611
Total
Disclosure of information about consolidated structured entities [line items]
Total assets	8,115	8,741
Conduits
Disclosure of information about consolidated structured entities [line items]
Total assets	3,479	3,233
Securitisations
Disclosure of information about consolidated structured entities [line items]
Total assets	192	287
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Total assets	3,981	4,653
Other
Disclosure of information about consolidated structured entities [line items]
Total assets	£ 463	£ 568